Segment Information - Summary of Financial Information on Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Gross margin as a percentage of sales earned from all nutrients	15.00%
All others [member]
Disclosure of operating segments [line items]
Assets held for sale	$ 1,858
Inter-segment sales [member]
Disclosure of operating segments [line items]
Inter-segment sales	$ 74	$ 62	$ 87